Non-cash items (Tables)	9 Months Ended
May 31, 2024
Non-cash Items
Schedule of non-cash items

	Nine months ended May 31,
	2024	2023
Depreciation	$1,493	$942
Change in fair value of derivative financial instruments (Note 9)	677	(1,670)
Share-based compensation expense (Note 12)	1,705	2,113
Accretion of provision for reclamation	81	105
Deferred income tax expense (Note 10)	3,027	3,552
Accretion of lease liabilities	3	8
Deferred revenue (Note 8)	410	(1,485)
Accretion of deferred revenue (Note 8)	360	364
Foreign exchange losses	216	41
VAT written-off (Note 4)	-	233
Other expenses	-	15
Total non-cash items	$7,972	$4,218